Taxation	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Taxation
6.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong were subject to a 16.5% tax rate for the years ended December 31, 2010, 2011 and 2012, respectively. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.

Singapore

Games International is subject to income tax on taxable income as reported in its statutory financial statements adjusted in accordance with Singapore income tax legislation. Games International was subject to an income tax rate of 17% for the years ended December 31, 2010, 2011 and 2012.

Germany

eFusion is subject to income tax on taxable income as reported in its statutory financial statements adjusted in accordance with Germany income tax law. eFusion was subject to an income tax rate of 15% for the year ended December 31, 2012.

China

The PRC Corporate Income Tax Law, among other things, impose a unified income tax rate of 25% for both domestic and foreign invested enterprises.

Relevant governmental regulatory authorities have established qualification criteria, application procedures and assessment processes for “high and new technology enterprises”, which will be entitled to a favorable statutory tax rate of 15%. An enterprise’s qualification as a “high and new technology enterprise” is re-assessed by the relevant PRC governmental authorities every three years.

Shengqu, Shanghai Shulong and Chengdu Aurora were recognized as “high and new technology enterprises” in 2008 and enjoyed the 15% preferential rate status through the end of 2010. After the qualification expired on December 31, 2010. Shengqu and Chengdu Aurora reapplied for the qualification in 2011 and were approved. These two entities are therefore entitled to a preferential tax rate of 15% for 2011, 2012 and 2013. Shanghai Shulong was subject to 25% income tax rate in 2011 and 2012. In 2010, Lansha also obtained the “high and new technology enterprise” for a three-year period which expired December 31, 2012. In 2012, Shengji obtained approval for “high and new technology enterprise” status which is effective for three years from 2012 to 2014.

In April 2010, Shengji, as “a software development enterprise,” was granted a two-year EIT exemption followed by a three year 50% EIT reduction on its taxable income, which is effective retroactively from January 1, 2009. However in 2012, Shengji was assessed by the relevant tax bureau and asked to pay additional tax charges of RMB21.9 million because Shengji did not qualify to enjoy the preferential tax rate of 12.5% for the year of 2011. The retroactive tax charges were recorded in 2012 as income tax expense. Beyond the immaterial additional tax charge for Shengji in 2012, the Group did not have any other material uncertain tax positions. Accordingly, the applied tax rates for 2010, 2011 and 2012 for Shengji were 0%, 25% and 15%, respectively.

As Chengdu Aurora also qualified as a “software development enterprise,” it was granted a three year 50% EIT”) reduction on its taxable income from 2009 to 2011. The applicable tax rates for 2010, 2011 and 2012 for Chengdu Aurora were 12.5%, 12.5% and 15%, respectively.

The Corporate Income Tax Law also imposes a 10% withholding tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Where an appropriate tax treaty is in place between the PRC and another relevant jurisdiction, rates below 10% may be available. Holding companies in Hong Kong, for example, are subject to a 5% withholding tax rate. The Group accrued no withholding taxes in 2010 as there were no dividend distributions in the year ended December 31, 2010. In 2011 and 2012, in light of the special dividend declared to shareholders described in Note 2(29) and the necessity of distributing a portion of accumulated profits for such dividend, and the possibility of dividends in the future based upon past experience, withholding tax was accrued, and continues to be accrued, based on a 5% tax rate. Amounts accrued and recognized in income tax expense were RMB116.5 million and RMB54.5 million, respectively in 2011 and 2012, for all the undistributed profits in the PRC subsidiaries.

Korea

Actoz and Eyedentity are subject to income tax on taxable income as reported in their statutory financial statements adjusted in accordance with the Corporate Income Tax Law of the Republic of Korea (the “Korea Income Tax Laws”). Under the Korean Income Tax Laws, corporations were subject to a tax rate of 11% for the years ended December 31, 2010, 2011 and 2012(or 24.2% if the corporation’s taxable income was greater than KRW200 million for such year). The foregoing tax rates include resident tax surcharges in accordance with the Korea Income Tax Laws and local tax laws. Actoz and Eyedentity were subject to a tax rate of 24.2% in 2010, 2011 and 2012.

Pursuant to the Korea Income Tax Laws, dividends distributed by a foreign invested enterprise to its immediate holding company outside Korea will be subject to 15% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with Korea that provides for a different withholding arrangement. According to the Korea and Singapore Taxation Arrangement, dividends paid by a foreign invested enterprise in Korea to its direct holding company in Singapore will be subject to withholding tax at a rate of no more than 10% (if the foreign investor owns directly at least 25% of the shares of the foreign invested enterprise, which continues to be true after Games International’s sales of 20.5% of Eyedentity’s equity interests to Actoz) Eyedentity planned to distribute dividends to Games International in 2012, and withholding tax was accrued at 10% in the amounts of RMB17.5 million and RMB5.5 million in 2011 and 2012, respectively. The accrued withholding tax was fully paid in 2012.

Composition of income tax expense

Earnings before income taxes for the years ended December 31, 2010, 2011, and 2012 were taxed within the following jurisdictions (where “mainland” excludes Hong Kong):

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
PRC mainland entities	1,640,669	1,662,221	1,583,250
Non-PRC mainland entities	(30,274)	119,050	(6,912)
Total	1,610,395	1,781,271	1,576,338

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income during the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense
PRC mainland entities	237,793	302,621	267,397
Non-PRC mainland entities	72,325	98,441	112,833
Total	310,118	401,062	380,230
Deferred income tax expense (benefit)
PRC mainland entities	4,584	(14,962)	12,505
Non-PRC mainland entities	(14,350)	(34,800)	(33,933)
Total	(9,766)	(49,762)	(21,428)
Withholding tax
PRC mainland entities	—	—	—
Non-PRC mainland entities	—	133,978	59,960
Total	—	133,978	59,960
Income tax expense
PRC mainland entities	242,377	287,659	279,902
Non-PRC mainland entities	57,975	197,619	138,860
Total	300,352	485,278	418,762

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliations between the statutory rate and the Group’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of qualified lower tax rates awarded to certain PRC entities	(12)%	(8)%	(8)%
Tax rate effect related to overseas subsidiaries	—	—	—
Effect of withholding taxes	—	8%	4%
Effect of change in valuation allowance	4%	1%	3%
Non-deductible expenses incurred in PRC	1%	1%	—
Tax paid for the sale of equity interests in Eyedentity to Actoz	—	—	2%
Others	1%	—	1%
Effective income tax rate	19%	27%	27%

The effect of qualified lower tax rates awarded to certain PRC entities, as included in the preceding and following tables, specifically refers to the reduced statutory tax rates awarded by relevant authorities to certain PRC entities for defined periods to “high and new technology enterprises” and “software development enterprises” as described earlier. The aggregate amount and per share effect of the qualified lower tax rates are as follows:

	For the years ended December 31,
	2010	2011	2012
(in thousands, except per share data)	RMB	RMB	RMB
Aggregate effect	195,935	145,224	131,127
Basic ordinary share effect	0.34	0.26	0.24
Diluted ordinary share effect	0.34	0.26	0.24

Significant components of deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Deferred tax assets
Licensing fees and related costs and deferred revenues	31,317	29,704
Temporary differences related to deductible expenses	42,831	54,903
Other temporary differences	37,803	19,317
Foreign tax credits of Actoz and Eyedentity	174,938	200,264
Development costs	3,433	1,563
Less: Valuation allowance	(189,219)	(215,080)
Total deferred tax assets, net of valuation allowance	101,103	90,671
Deferred tax liabilities
Intangible assets arising from business combinations	260,186	102,420
Withholding taxes	72,910	53,516
Total deferred tax liabilities	333,096	155,936

Movement of valuation allowances

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	123,949	180,169	189,219
Current year additions	56,220	9,050	37,172
Current year disposal due to divestitures	—	—	(11,311)
Balance at end of year	180,169	189,219	215,080

Valuation allowances have been provided on the net deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2010, 2011 and 2012, the majority of valuation allowances were provided because it was more likely than not that the Group would not be able to utilize certain foreign tax credit carry forwards generated by a subsidiary. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase net income when those events occur. In 2012, a portion of the valuation allowance was de-recognized as a result of the divestiture of Mochi.

As of December 31, 2012, total tax credit carry forwards of KRW12,960 million (equivalent to RMB75.8 million), KRW9,539 million (equivalent to RMB55.8 million), KRW11,287 million (equivalent to RMB66.0 million) and KRW555 million (equivalent to RMB3.2 million) will expire in 2015, 2016, 2017 and 2018, respectively.